Employee Benefits (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits
Contributions to medical and pension schemes	¥ 1,463.8	¥ 769.4	¥ 903.4
Other employee benefits	1,044.5	766.8	631.8
Total group's employee welfare benefits expense	¥ 2,508.3	¥ 1,536.2	¥ 1,535.2